Matthews Japan Fund	March 31, 2021

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 96.5%

	Shares	Value

INFORMATION TECHNOLOGY: 20.0%
Electronic Equipment, Instruments & Components: 8.5%
TDK Corp.	428,400	$59,636,601
Ibiden Co., Ltd.	965,000	44,585,039
Keyence Corp.	76,300	34,774,201

		138,995,841

Semiconductors & Semiconductor Equipment: 4.5%
Advantest Corp.	556,400	48,869,840
Disco Corp.	76,700	24,237,509

		73,107,349

Software: 3.9%
Sansan, Inc.[b]	244,700	21,123,317
Freee KKb	219,900	18,787,228
Oracle Corp. Japan	159,300	15,594,732
Appier Group, Inc.[b]	566,100	8,231,393

		63,736,670

IT Services: 3.1%
OBIC Co., Ltd.	206,100	37,817,624
Hennge KKb	177,900	11,962,120

		49,779,744

Total Information Technology		325,619,604

CONSUMER DISCRETIONARY: 18.3%

Household Durables: 5.1%
Sony Corp.	786,200	83,206,277

Multiline Retail: 4.4%
Pan Pacific International Holdings Corp.	1,868,700	44,109,568
Marui Group Co., Ltd.	1,430,800	26,967,271

		71,076,839

Specialty Retail: 3.8%
Nitori Holdings Co., Ltd.	226,800	43,932,133
Hikari Tsushin, Inc.	86,400	17,419,694

		61,351,827

Leisure Products: 2.6%
Bandai Namco Holdings, Inc.	345,200	24,677,465
Roland Corp.	516,300	18,627,951

		43,305,416

Auto Components: 2.4%
Toyota Industries Corp.	437,200	39,067,950

Total Consumer Discretionary		298,008,309

INDUSTRIALS: 18.1%

Professional Services: 6.5%
Recruit Holdings Co., Ltd.	1,218,200	59,821,190
SMS Co., Ltd.	877,800	26,877,720
Nihon M&A Center, Inc.	699,600	18,975,657

		105,674,567

Machinery: 6.3%
SMC Corp.	96,700	56,316,172

	Shares	Value
FANUC Corp.	192,700	$46,326,453

		102,642,625

Building Products: 3.7%
AGC, Inc.	765,500	32,131,911
Daikin Industries, Ltd.	140,000	28,302,233

		60,434,144

Electrical Equipment: 1.6%
Nidec Corp.	209,400	25,531,688

Total Industrials		294,283,024

HEALTH CARE: 13.1%

Health Care Equipment & Supplies: 7.6%
Hoya Corp.	347,300	40,876,109
Olympus Corp.	1,801,100	37,361,832
Terumo Corp.	806,000	29,167,791
Sysmex Corp.	145,600	15,716,598

		123,122,330

Health Care Technology: 2.2%
JMDC, Inc.[b]	423,600	19,975,892
M3, Inc.	230,200	15,802,786

		35,778,678

Pharmaceuticals: 1.9%
Daiichi Sankyo Co., Ltd.	556,400	16,233,401
Chugai Pharmaceutical Co., Ltd.	353,400	14,359,999

		30,593,400

Biotechnology: 1.4%
PeptiDream, Inc.[b]	508,200	23,280,095

Total Health Care		212,774,503

FINANCIALS: 10.0%

Diversified Financial Services: 4.7%
ORIX Corp.	3,043,400	51,472,370
eGuarantee, Inc.	1,301,200	24,556,711

		76,029,081

Banks: 2.7%
Sumitomo Mitsui Financial Group, Inc.	1,215,700	44,065,845

Insurance: 2.6%
Dai-ichi Life Holdings, Inc.	2,462,700	42,333,619

Total Financials		162,428,545

COMMUNICATION SERVICES: 8.5%
Entertainment: 3.7%
Capcom Co., Ltd.	1,120,600	36,454,255
Nintendo Co., Ltd.	43,100	24,292,691

		60,746,946

Wireless Telecommunication Services: 3.1%
SoftBank Group Corp.	585,100	49,814,032

Media: 1.7%
Direct Marketing MiX, Inc.	606,800	18,636,270

1	MATTHEWS ASIA FUNDS

Matthews Japan Fund	March 31, 2021

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
Kadokawa Corp.	219,200	$8,531,798

		27,168,068

Total Communication Services		137,729,046

MATERIALS: 7.5%

Chemicals: 7.5%
Shin-Etsu Chemical Co., Ltd.	525,000	88,935,200
Sumitomo Bakelite Co., Ltd.	809,700	33,207,228

Total Materials		122,142,428

CONSUMER STAPLES: 1.0%
Food Products: 1.0%
Morinaga Milk Industry Co., Ltd.	301,500	15,832,872

Total Consumer Staples		15,832,872

TOTAL INVESTMENTS: 96.5%		1,568,818,331
(Cost $1,246,778,285)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 3.5%		56,639,289

NET ASSETS: 100.0%		$1,625,457,620

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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